LEASES - Right-of-use leased asset (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Right-of-use lease asset and Liabilities
Book value at the beginning of the year	$ 13,936,575
Depreciation of the year	3,418,956	$ 3,565,894	$ 1,257,538
Book value at the end of the year	11,601,752	13,936,575
Gross carrying amount
Right-of-use lease asset and Liabilities
Book value at the beginning of the year	21,163,192	15,828,032
Additions of the year	2,585,223	3,154,950
Additions from business combination	168,988	3,005,000
Disposals	(1,284,975)	(1,839,921)
Exchange differences	(1,652,831)	1,015,131
Book value at the end of the year	20,979,597	21,163,192	15,828,032
Accumulated depreciation
Right-of-use lease asset and Liabilities
Book value at the beginning of the year	(7,226,617)	(3,684,006)
Depreciation of the year	3,418,956	3,565,894
Disposals	1,092,167	171,870
Exchange differences	175,561	(148,587)
Book value at the end of the year	$ (9,377,845)	$ (7,226,617)	$ (3,684,006)